UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,177	$ 728	¥ 5,116
Restricted cash	40	6	25
Short-term investments measured at fair value	1,915	269	2,589
Accounts receivable, net of allowance of RMB50 and RMB62 as of December 31, 2021 and September 30, 2022, respectively	1,231	173	521
Loan receivables - current, net of allowance of RMB2 and RMB2 as of December 31, 2021 and September 30, 2022 respectively	161	23	218
Amounts due from related parties, net of allowance of RMB38 and RMB18 as of December 31, 2021 and September 30, 2022 respectively	177	25	149
Inventories	83	12	88
Other current assets, net of allowance of RMB5 and RMB1 as of December 31, 2021 and September 30, 2022, respectively	779	109	847
Total current assets	9,563	1,345	9,553
Property and equipment, net	6,804	957	7,056
Intangible assets, net	5,240	737	5,385
Operating lease right-of-use assets	28,610	4,022	29,942
Finance lease right-of-use assets	2,372	333	2,235
Land use rights, net	201	28	206
Long-term investments	1,865	262	1,965
Goodwill	5,069	713	5,132
Amounts due from a related party, net of RMB0 and RMB0 as of December 31, 2021 and September 30, 2022 respectively	6	1	1
Loan receivables, net of RMB3 and RMB2 as of December 31, 2021 and September 30, 2022 respectively	115	16	98
Other assets, net of allowance of RMB1 and RMB1 as of December 31, 2021 and September 30, 2022, respectively	696	98	834
Deferred tax assets	846	119	862
Total assets	61,387	8,631	63,269
Current liabilities:
Short-term debt	5,144	723	6,232
Accounts payable	810	114	968
Amounts due to related parties	85	12	197
Salary and welfare payables	459	64	591
Deferred revenue	1,280	180	1,366
Operating lease liabilities, current	3,732	525	3,628
Finance lease liabilities, current	45	6	41
Accrued expenses and other current liabilities	2,054	289	1,838
Income tax payable	126	18	418
Total current liabilities	13,735	1,931	15,279
Long-term debt	6,091	856	3,565
Operating lease liabilities, non-current	27,216	3,826	28,012
Finance lease liabilities, non-current	2,857	402	2,684
Deferred revenue	822	116	785
Other long-term liabilities	967	136	903
Retirement benefit obligations	138	19	144
Deferred tax liabilities	798	112	853
Total liabilities	52,624	7,398	52,225
Commitments and contingencies
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,255,971,250 and 3,262,285,720 shares issued as of December 31, 2021 and September 30, 2022, 3,120,746,090 and 3,109,265,860 shares outstanding as of December 31, 2021 and September 30, 2022, respectively)	0	0	0
Treasury shares (30,974,040 and 48,768,740 shares as of December 31, 2021 and September 30, 2022, respectively)	(441)	(62)	(107)
Additional paid-in capital	10,127	1,424	9,964
Retained earnings	(1,076)	(151)	1,037
Accumulated other comprehensive income	70	10	41
Total H World Group Limited shareholders' equity	8,680	1,221	10,935
Noncontrolling interest	83	12	109
Total equity	8,763	1,233	11,044
Total liabilities and equity	¥ 61,387	$ 8,631	¥ 63,269